COLUMBIA GREATER CHINA FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Greater China Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.6%

Issuer	Shares	Value ($)
Communication Services 27.5%
Entertainment 4.6%
HUYA, Inc. ADR(a)	54,747	185,592
NetEase, Inc.	157,400	3,550,688

Total		3,736,280

Interactive Media & Services 22.9%
Autohome, Inc., ADR	18,567	507,065
Baidu, Inc. Class A(a)	228,176	3,385,930
Kanzhun Ltd., ADR(a)	51,385	849,394
Kuaishou Technology(a)	169,600	1,250,520
Tencent Holdings Ltd.	298,800	12,447,758

Total		18,440,667

Total Communication Services		22,176,947

Consumer Discretionary 33.0%
Automobile Components 1.0%
Fuyao Glass Industry Group Co., Ltd. Class H	175,600	823,214

Automobiles 2.0%
BYD Co., Ltd., Class H	61,500	1,652,911

Broadline Retail 14.9%
Alibaba Group Holding Ltd.(a)	593,868	5,520,248
JD.com, Inc., Class A	49,802	679,305
PDD Holdings, Inc., ADR(a)	39,398	5,808,841

Total		12,008,394

Hotels, Restaurants & Leisure 9.9%
Huazhu Group Ltd., ADR(a)	6,850	250,573
Meituan, Class B(a)	289,670	3,353,366
Sands China Ltd.(a)	540,800	1,326,310
Songcheng Performance Development Co., Ltd., Class A	562,000	828,137
Trip.com Group Ltd., ADR(a)	62,142	2,186,155

Total		7,944,541

Household Durables 1.5%
Gree Electric Appliances, Inc., Class A	84,930	391,882
Midea Group Co., Ltd., Class A	113,575	823,783

Total		1,215,665

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 1.8%
China Tourism Group Duty Free Corp., Ltd., Class A	52,100	650,948
Topsports International Holdings Ltd.	972,000	789,971

Total		1,440,919

Textiles, Apparel & Luxury Goods 1.9%
Samsonite International SA(a)	192,600	561,730
Shenzhou International Group Holdings Ltd.	97,200	973,159

Total		1,534,889

Total Consumer Discretionary		26,620,533

Consumer Staples 9.9%
Beverages 8.5%
China Resources Beer Holdings Co., Ltd.	206,000	928,629
Eastroc Beverage Group Co., Ltd., Class A	72,220	1,994,379
Kweichow Moutai Co., Ltd., Class A	11,600	2,913,908
Wuliangye Yibin Co., Ltd., Class A	48,533	1,012,152

Total		6,849,068

Food Products 0.9%
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	197,800	756,500

Personal Care Products 0.5%
Proya Cosmetics Co., Ltd., Class A	27,412	397,576

Total Consumer Staples		8,003,144

Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
PetroChina Co., Ltd., Class H	584,000	382,155

Total Energy		382,155

Financials 11.2%
Banks 6.5%
China Construction Bank Corp., Class H	3,745,340	2,165,532
China Merchants Bank Co., Ltd., Class H	449,500	1,568,763
Industrial & Commercial Bank of China Ltd., Class H	3,084,000	1,467,452

Total		5,201,747

Capital Markets 1.4%
East Money Information Co., Ltd., Class A	169,100	346,914
Hong Kong Exchanges and Clearing Ltd.	21,800	771,775

Total		1,118,689

2	Columbia Greater China Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Greater China Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 3.3%
AIA Group Ltd.	243,600	2,094,262
Ping An Insurance Group Co. of China Ltd., Class H	132,500	607,731

Total		2,701,993

Total Financials		9,022,429

Health Care 6.1%
Biotechnology 0.8%
BeiGene Ltd., ADR(a)	1,808	337,988
Zai Lab Ltd., ADR(a)	11,791	321,776

Total		659,764

Health Care Equipment & Supplies 1.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	21,900	892,049

Health Care Providers & Services 1.0%
New Horizon Health Ltd.(a)	257,500	797,708

Health Care Technology 0.6%
Medlive Technology Co., Ltd.(b)	359,984	449,971

Life Sciences Tools & Services 2.6%
WuXi AppTec Co., Ltd., Class H	57,578	673,539
WuXi Biologics Cayman, Inc.(a)	254,500	1,413,006

Total		2,086,545

Pharmaceuticals —%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0

Total Health Care		4,886,037

Industrials 6.1%
Electrical Equipment 1.9%
Contemporary Amperex Technology Co., Ltd., Class A	21,680	507,762
Sungrow Power Supply Co., Ltd., Class A	83,600	974,288

Total		1,482,050

Ground Transportation 1.4%
Full Truck Alliance Co., Ltd., ADR(a)	154,338	1,155,992

Machinery 2.8%
Shenzhen Inovance Technology Co., Ltd., Class A	52,675	486,901
Techtronic Industries Co., Ltd.	70,500	716,273
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	252,200	1,023,091

Total		2,226,265

Total Industrials		4,864,307

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 0.6%
Software 0.6%
Kingdee International Software Group Co., Ltd.(a)	348,000	483,096

Total Information Technology		483,096

Materials 1.7%
Chemicals 0.5%
Livent Corp.(a)	17,346	238,681
Skshu Paint Co., Ltd., Class A(a)	28,034	212,430

Total		451,111

Construction Materials 1.2%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	309,600	935,228

Total Materials		1,386,339

Real Estate 2.0%
Real Estate Management & Development 2.0%
China Resources Land Ltd.	444,000	1,625,569

Total Real Estate		1,625,569

Total Common Stocks (Cost $66,934,674)		79,450,556

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(e),(f)	898,817	898,637

Total Money Market Funds (Cost $898,591)		898,637

Total Investments in Securities (Cost: $67,833,265)		80,349,193

Other Assets & Liabilities, Net		256,423

Net Assets		80,605,616

Columbia Greater China Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Greater China Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $449,971, which represents 0.56% of total net assets.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(f)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	2,247,042	10,091,573	(11,439,955)	(23)	898,637	126	19,202	898,817

Abbreviation Legend

ADR	American Depositary Receipt

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4	Columbia Greater China Fund | First Quarter Report 2023

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